Sale Of Lubricants Business (Details) - CAD ($) $ in Millions		12 Months Ended
	Feb. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
SALE OF LUBRICANTS BUSINESS
Gain on sale of business		$ 24	$ 602
Assets
Inventories		3,159	3,468
Property, plant and equipment, net		74,245	73,493
Total assets		89,579	89,494
Liabilities
Income taxes payable		535	425
Pension liability		1,420	1,369
Deferred income taxes		12,045	11,533
Lubricants business
SALE OF LUBRICANTS BUSINESS
Proceeds from sale of business	$ 1,100
Gain on sale of business		354
Refining and Marketing
SALE OF LUBRICANTS BUSINESS
Gain on sale of business		7	455
Assets
Property, plant and equipment, net		8,535	$ 8,231
Refining and Marketing | Lubricants business
SALE OF LUBRICANTS BUSINESS
Current tax expense		101
Deferred tax recovery		$ 11